Liquidity and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
Liquidity and Management's Plans
2.	Liquidity and management’s plans:

The Company presently has very limited cash resources and requires significant additional financing for its research and development, commercialization and distribution efforts and its working capital and intends to finance these activities primarily through:

•	public and private financings and, potentially, from strategic transactions;

•	potential partnerships with other pharmaceutical companies to assist in the supply, manufacturing and distribution of its products for which the Company would expect to receive upfront milestone and royalty payments;

•	potential licensing and joint venture arrangements with third parties, including other pharmaceutical companies where the Company would receive funding based on out-licensing its product; and

•	seeking government or private foundation grants which would be awarded to the Company to further develop its current and future anti-cancer therapies.

However, there can be no assurance that any of these plans will be implemented or that the Company will be able to obtain additional financing on commercially reasonable terms, if at all.

There is substantial doubt about the Company’s ability to continue as a going concern. The Company’s current independent registered public accounting firm has included a paragraph emphasizing “going concern” uncertainty in their audit report on the 2014 financial statements dated February 13, 2015. The financial statements included herein do not include any adjustments relating to the recoverability or classification of asset carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company had cash and cash equivalents of approximately $84,000 as of March 31, 2015 and approximately $7,000 as of May 13, 2015. The Company is currently negotiating a common stock and equity financing with a significant stockholder which would bolster our cash balance. No assurances can be given, however, that the Company will be able to close such financing.

2.	Liquidity and management’s plans:

The Company presently has very limited cash resources and requires significant additional financing for its research and development, commercialization and distribution efforts and its working capital and intends to finance these activities primarily through:

•	public and private financings and, potentially, from strategic transactions;

•	potential partnerships with other pharmaceutical companies to assist in the supply, manufacturing and distribution of its products for which the Company would expect to receive upfront milestone and royalty payments;

•	potential licensing and joint venture arrangements with third parties, including other pharmaceutical companies where the Company would receive funding based on out-licensing its product; and

•	seeking government or private foundation grants which would be awarded to the Company to further develop its current and future anti-cancer therapies.

However, there can be no assurance that any of these plans will be implemented on commercially reasonable terms, if at all.

The Company had cash and cash equivalents of $365,161 as of December 31, 2014.